Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade Accounts Receivable	As of December 31, 2019 and 2018, consolidated trade accounts receivable consisted of:

	2019	2018
Trade accounts receivable	$1,637	1,607
Allowances for expected credit losses	(116)	(119)

	$1,521	1,488

Summary of Trade Accounts Receivable and Allowance for Expected Credit Loss
As of December 31, 2019, the balances of trade accounts receivable and the allowance for ECL were as follows:

	Accounts receivable	ECL allowance	ECL average rate
Mexico	$266	35	13.2%
United States	474	6	1.3%
Europe	432	30	6.9%
South, Central America and the Caribbean	126	25	19.8%
Asia, Middle East and Africa	301	16	5.3%
Others	38	4	10.5%

	$1,637	116

Summary of Allowance for Expected Credit Losses
Changes in the allowance for expected credit losses in 2019, 2018 and 2017, were as follows:

	2019	2018	2017
Allowances for expected credit losses at beginning of period	$119	109	106
Adoption effects of IFRS 9 charged to retained earnings (note 2.6)	—	29	—
Charged to selling expenses	12	8	13
Additions through business combinations	—	—	7
Deductions	(16)	(20)	(23)
Foreign currency translation effects	1	(7)	6

Allowances for expected credit losses at end of period	$116	119	109